Transamerica Government Money Market Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
A
Prospectus [Line Items]
Average Annual Return, Percent		3.79%	2.90%	1.71%
Performance Inception Date	Mar. 01, 2002
C
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	2.54%	1.50%
Performance Inception Date	Nov. 11, 2002
I
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	3.04%	1.85%
Performance Inception Date	Nov. 30, 2009
I2
Prospectus [Line Items]
Average Annual Return, Percent		3.99%	3.07%	1.74%
Performance Inception Date	Nov. 15, 2005